SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes and Recent Pronouncements Issued (Details) CAD in Thousands	Dec. 31, 2016 CAD
SIGNIFICANT ACCOUNTING POLICIES
Restricted cash	CAD 392,048